Income Taxes - Components of Taxes on Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Current taxes	$ (112)	$ 5,234	$ 55,895
Prior years' benefits	(3,495)	(3,462)	(9,995)
Deferred income taxes	23,199	7,895	7,585
Tax expense	19,592	9,667	53,485
Tax expense alternative
Domestic (Israel)	8,658	7,459	4,177
Foreign (North America)	10,934	2,208	49,308
Tax expense	$ 19,592	$ 9,667	$ 53,485